SEGMENT AND GEOGRAPHIC INFORMATION - Total revenues and Long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT AND GEOGRAPHIC INFORMATION
Total revenues	$ 242,176	$ 244,383	$ 275,093
Long-lived assets	60,344	48,626	19,048
Americas, principally the United States
SEGMENT AND GEOGRAPHIC INFORMATION
Total revenues	125,204	126,419	139,583
Long-lived assets	4,684	5,026	3,588
Europe
SEGMENT AND GEOGRAPHIC INFORMATION
Total revenues	76,624	78,939	87,679
Long-lived assets	180	290	328
Eastern Asia
SEGMENT AND GEOGRAPHIC INFORMATION
Total revenues	32,745	35,352	42,108
Long-lived assets	829	859	901
Israel
SEGMENT AND GEOGRAPHIC INFORMATION
Total revenues	7,603	3,673	5,723
Long-lived assets	$ 54,651	$ 42,451	$ 14,231